Average Annual Total Returns{- Fidelity Freedom® 2050 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2050 Fund	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2050 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2050 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0391 Past 1 year	F0391 Past 5 years	F0391 Past 10 years
Total	18.18%	12.37%	9.61%	16.62%	10.87%	8.07%	11.57%	9.52%	7.34%	18.40%	15.22%	13.88%	16.54%	12.64%	10.65%